Revenue Recognition and Related Party Transactions (FY)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Revenue Recognition

16. REVENUE RECOGNITION AND RELATED PARTY TRANSACTIONS
Revenue—Summarized below are amounts included in Fee and Management Income. The revenue includes the fees and reimbursements earned by us from the Managed Funds during the years ended December 31, 2018 and 2017, and other revenues that are not in the scope of ASC 606, Revenue from Contracts with Customers, but are included in this table for the purpose of disclosing all related party revenues (in thousands):

	For the year ended December 31, 2018
	REIT II(1)	PECO III	Joint Ventures	Other Parties(2)	Total
Recurring fees(3)	$17,937	$870	$1,948	$281	$21,036
Transactional revenue and reimbursements(4)	6,965	1,278	1,442	132	9,817
Insurance premiums	367	—	—	1,706	2,073

(1)	All amounts earned from REIT II were earned prior to the close of the Merger in November 2018, and ceased upon its acquisition by us.

(2)
Recurring fees, transactional revenue and reimbursements, and insurance premium income from other parties includes amounts from third parties not affiliated with us in the amount of $1.7 million for the year ended December 31, 2018.

(3)	Recurring fees include asset management fees and property management fees.

(4)	Transaction revenue includes items such as leasing commissions, construction management fees, and acquisition fees.

	For the year ended December 31, 2017
	REIT II	PECO III	Joint Ventures	Other Parties(1)	Total
Recurring fees	$4,396	$74	$335	$187	$4,992
Transactional revenue and reimbursements	1,846	679	297	136	2,958
Insurance premiums	206	—	—	—	206

(1)
Recurring fees, transactional revenue and reimbursements, and insurance premium income from other parties includes amounts from third parties not affiliated with us in the amount of $0.2 million for the year ended December 31, 2017.

Our fees and management income come from the management company acquired as part of the PELP transaction in 2017. As a result, we have no related party revenue amounts for the year ended December 31, 2016.
Related Party Expenses—Prior to October 2017, a PELP affiliate and ARC were entitled to specified fees and expenditure reimbursements for certain services, including managing our day-to-day activities and implementing our investment strategy under advisory agreements, as follows:

•	Asset management and subordinated participation fees paid out monthly in cash and/or Class B units;

•	Acquisition fee based on the cost of investments acquired/originated;

•	Acquisition expenses reimbursed related to selecting, evaluating, and acquiring assets; and

•	Disposition fee paid for substantial assistance in connection with the sale of property.
As we no longer pay the fees listed below and had no outstanding unpaid amounts related to those fees as of December 31, 2018, summarized below are the fees incurred and the expenses reimbursable for the years ended December 31, 2017 and 2016 (in thousands):

	For the Year Ended December 31,
	2017	2016
Acquisition fees(1)	$1,344	$2,342
Acquisition expenses(1)	583	464
Asset management fees(2)	15,573	19,239
OP units distribution(3)	1,373	1,866
Class B unit distribution(4)	1,409	1,576
Disposition fees(5)	19	745
Total	$20,301	$26,232

(1)
The majority of acquisition and due diligence fees are capitalized and allocated to the related investment in real estate assets on the consolidated balance sheets based on the acquisition-date fair values of the respective assets and liabilities acquired.

(2)	Asset management fees are presented in General and Administrative on the consolidated statements of operations.

(3)	Distributions are presented as Distributions to Noncontrolling Interests on the consolidated statements of equity.

(4)	The distributions paid to holders of unvested Class B units are presented in General and Administrative on the consolidated statements of operations.

(5)	Disposition fees are presented as Other (Expense) Income, Net on the consolidated statements of operations.
Prior to the completion of the PELP transaction in October 2017, all of our real properties were managed and leased by a PELP affiliate and Phillips Edison & Company Ltd. (the “Property Manager”), which was wholly-owned by PELP. The Property Manager was entitled to the following specified fees and expenditure reimbursements:

•	Property management fee based on monthly gross cash receipts from the properties managed;

•	Leasing commissions paid for leasing services rendered with respect to a particular property;

•	Construction management costs paid for construction management services rendered with respect to a particular property; and

•	Other expenses and reimbursement incurred by the Property Manager on our behalf.
We no longer pay the fees listed below and had no outstanding unpaid amounts related to those fees as of December 31, 2018. Summarized below are the fees earned by and the expenses reimbursable to the Property Manager for the years ended December 31, 2017 and 2016 (in thousands):

	For the Year Ended December 31,
	2017	2016
Property management fees(1)	$8,360	$9,929
Leasing commissions(2)	6,670	7,701
Construction management fees(2)	1,367	1,127
Other fees and reimbursements(3)	6,234	5,627
Total	$22,631	$24,384

(1)	The property management fees are included in Property Operating on the consolidated statements of operations.

(2)
Leasing commissions paid for leases with terms less than one year were expensed immediately and included in Depreciation and Amortization on the consolidated statements of operations. Leasing commissions paid for leases with terms greater than one year and construction management fees were capitalized and amortized over the life of the related leases or assets.

(3)	Other fees and reimbursements are included in Property Operating and General and Administrative on the consolidated statements of operations based on the nature of the expense.
Organization and Offering Costs—Under the terms of one of our Management Agreements, we have incurred organization and offering costs related to PECO III during 2018 and 2017. We have incurred organization and offering costs related to PECO III’s private placement and public offering, which were approximately $2.3 million and $2.2 million, respectively, and were recorded in Accounts Receivable - Affiliates on the consolidated balance sheets. The amounts recognized in Accounts Receivable - Affiliates were $4.5 million and $2.0 million as of December 31, 2018 and 2017, respectively.
During the public offering period for PECO III, we will receive a contingent fee of 2.15% of the contract price of each property or other real estate investment it acquires. This reimbursement is intended to allow us to recoup a portion of the dealer manager fees and organization and offering costs advanced by PECO III’s advisor, in which we have a 75% interest. Therefore, this reimbursement shall not exceed the amount of organization and offering costs and dealer manager fees outstanding at the time of closing for the acquired property.
The initial $4.5 million we may incur to fund organization and offering costs related to the PECO III public offering will be retained by PECO III until the termination of its public offering, at which time such amount will be paid.
In addition to organization and offering costs, we have receivables related to Management Agreements from related parties of $0.6 million and $4.1 million as of December 31, 2018 and 2017, respectively. These amounts are recorded on the consolidated balance sheets in Accounts Receivable – Affiliates.
Other Related Party Matters—Under the terms of the advisory agreement, we have incurred organization and offering costs related to PECO III. A portion of those costs were incurred by Griffin Capital Company, LLC (“Griffin sponsor”), a co-sponsor of PECO III. The Griffin sponsor owns a 25% interest and we own a 75% interest in the PECO III Advisor. As such, of the receivable we have from PECO III, $1.2 million and $1.4 million were reimbursable to the Griffin sponsor as of December 31, 2018 and 2017, respectively, and are recorded in Accounts Payable and Other Liabilities on the consolidated balance sheets.
PECO Air L.L.C. (“PECO Air”), an entity in which Mr. Edison, our Chairman and Chief Executive Officer, owns a 50% interest, owns an airplane that we use for business purposes in the course of our operations. We paid approximately $0.8 million and $0.1 million to PECO Air for use of its airplane for the years ended December 31, 2018 and 2017, respectively.
Upon completion of the PELP transaction, we assumed PELP’s obligation as the limited guarantor for up to $200 million, capped at $50 million in most instances, of NRP’s debt. Our guarantee is limited to being the non-recourse carveout guarantor and the environmental indemnitor.
As a part of the GRP I Joint Venture, GRP I assumed from us a $175 million mortgage loan for which we assumed the obligation of limited guarantor. Our guarantee is limited to being the non-recourse carveout guarantor and the environmental indemnitor. We entered into a separate agreement with Northwestern Mutual in which we agree to apportion any potential liability under this guaranty between us and them based on our ownership percentage.